Derivative Financial Instruments and Hedge Accounting	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Derivative Financial Instruments and Hedge Accounting
7	DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING
Derivative financial instruments include futures, forwards, swaps, options and other types of derivative contracts, which are transactions listed on exchanges or over-the-counter
(“OTC”) transactions. In the normal course of business, the Group enters into a variety of derivatives for trading and risk management purposes. The Group uses derivatives for trading activities, which include facilitating customer transactions, market-making and arbitrage activities. The Group also uses derivatives to reduce its exposures to market and credit risks as part of its asset and liability management.
Derivatives are financial instruments that derive their value from the price of underlying items such as interest rates, foreign exchange rates, equities, bonds, commodities, credit spreads and other indices. The Group’s derivative financial instruments mainly consist of interest rate derivatives and currency derivatives. Interest rate derivatives include interest rate swaps, interest rate options and interest rate futures. Currency derivatives include currency swaps, foreign exchange forward transactions and currency options.

The tables below represent the derivative financial instruments by type and purpose of derivatives at March 31, 2025 and 2024.

	$		$		$		$		$		$
	At March 31, 2025
	Trading						Risk Management (1)
	Notional amounts		Assets		Liabilities		Notional amounts		Assets		Liabilities

	(In millions)
Interest rate derivatives		¥1,647,024,810		¥4,459,310		¥4,876,544		¥82,319,161		¥610,989		¥904,337
Futures		89,708,676		21,022		18,155		10,784,613		979		11,420
Listed Options		127,145,993		18,358		22,843		—		—		—
Forwards		39,526,819		258		1,918		—		—		—
Swaps		1,105,571,439		3,624,648		3,542,617		71,326,701		610,010		857,991
OTC Options		285,071,883		795,024		1,291,011		207,847		—		34,926
Currency derivatives		255,610,108		2,888,987		1,827,299		22,432,574		162,839		1,633,786
Futures		12,976		—		94		—		—		—
Listed Options		—		—		—		—		—		—
Forwards		119,480,108		935,964		1,103,594		8,511,080		57,888		153,892
Swaps		123,676,347		1,754,071		479,671		13,921,494		104,951		1,479,894
OTC Options		12,440,677		198,952		243,940		—		—		—
Equity derivatives		2,729,785		161,801		22,092		—		—		—
Futures		1,882,834		28,003		10,533		—		—		—
Listed Options		332,227		5,406		8,462		—		—		—
Forwards		250,439		119,372		180		—		—		—
Swaps		36,576		694		225		—		—		—
OTC Options		227,709		8,326		2,692		—		—		—
Commodity derivatives		175,113		5,652		4,384		—		—		—
Futures		85,473		1,807		1,796		—		—		—
Listed Options		—		—		—		—		—		—
Forwards		—		—		—		—		—		—
Swaps		84,608		3,771		2,525		—		—		—
OTC Options		5,032		74		63		—		—		—
Credit derivatives		3,349,082		23,438		34,816		—		—		—

Total derivative financial instruments		¥1,908,888,898		¥7,539,188		¥6,765,135		¥104,751,735		¥773,828		¥2,538,123

	$		$		$		$		$		$
	At March 31, 2024
	Trading						Risk Management (1)
	Notional amounts		Assets		Liabilities		Notional amounts		Assets		Liabilities

	(In millions)
Interest rate derivatives		¥1,605,292,805		¥5,800,416		¥6,767,410		¥68,026,939		¥622,922		¥919,304
Futures		120,819,693		15,729		34,583		12,514,178		1,856		833
Listed Options		143,990,400		28,161		12,567		—		—		—
Forwards		32,422,848		433		728		—		—		—
Swaps		1,032,971,282		4,871,182		4,870,581		55,302,412		621,066		883,197
OTC Options		275,088,582		884,911		1,848,951		210,349		—		35,274
Currency derivatives		237,338,471		3,273,460		1,754,088		20,877,091		130,459		2,250,866
Futures		11		—		185		—		—		—
Listed Options		—		—		—		—		—		—
Forwards		115,966,592		1,251,720		1,163,114		7,216,977		48,913		309,833
Swaps		110,747,232		1,832,664		327,555		13,660,114		81,546		1,941,033
OTC Options		10,624,636		189,076		263,234		—		—		—
Equity derivatives		3,386,924		50,587		145,501		—		—		—
Futures		2,069,970		13,497		30,860		—		—		—
Listed Options		667,923		19,943		27,585		—		—		—
Forwards		387,100		11		73,285		—		—		—
Swaps		25,202		79		589		—		—		—
OTC Options		236,729		17,057		13,182		—		—		—
Commodity derivatives		122,535		8,748		7,544		—		—		—
Futures		52,984		1,905		1,734		—		—		—
Listed Options		—		—		—		—		—		—
Forwards		—		—		—		—		—		—
Swaps		62,138		6,787		5,669		—		—		—
OTC Options		7,413		56		141		—		—		—
Credit derivatives		3,337,756		22,680		32,760		—		—		—

Total derivative financial instruments		¥1,849,478,491		¥9,155,891		¥8,707,303		¥88,904,030		¥753,381		¥3,170,170

(1)
Derivative financial instruments categorized as “Risk Management” are used for economic hedging, such as managing the exposure to changes in fair value of the loan portfolio, and are identified as hedging instruments under Japanese GAAP. Under IFRS, the Group applies hedge accounting for certain fixed rate debt securities in issue, borrowings, and debt instruments at fair value through other comprehensive income (“FVOCI”) and net investments in foreign operations. Derivative financial instruments designated as hedging instruments are also categorized as “Risk Management.”

Hedge Accounting
The Group applies fair value hedge accounting and hedge accounting of net investments in foreign operations in order to reflect the effect of risk management activities on its consolidated financial statements.
Fair value hedges
The Group applies fair value hedge accounting to mitigate the risk of changes in the fair value of certain fixed rate financial assets and liabilities.
For fair value hedges of interest rate risk, the Group designates as hedging instruments certain interest rate derivatives and establishes a hedge ratio by matching the notional of the derivative financial instruments with the principal amount of the hedged items. The Group assesses hedge effectiveness qualitatively by considering whether the critical terms of the hedged items and hedging instruments closely align. The Group further assesses hedge effectiveness quantitatively by comparing changes in the fair value of the hedged items held at amortized cost arising from changes in the interest rate benchmarks with those of the hedging instruments. If the hedged item is a financial asset measured at FVOCI, in the quantitative assessment, the Group compares changes in the fair value of the hedged items with those of the hedging instruments. Sources of hedge ineffectiveness include basis risk, timing differences between the hedged items and hedging instruments and the effect of the counterparty or the Group’s own credit risk on the fair value of the interest rate derivatives, which is not reflected in the fair value of the hedged item. The gain or loss on the hedging instrument is recognized in “Net trading income (loss)” in the consolidated income statements. The hedging gain or loss on the hedged item held at amortized cost adjusts the carrying amount of the hedged item, and is recognized in “Net trading income (loss)” in the consolidated income statements. If the hedged item is a financial asset measured at FVOCI, the hedging gain or loss on the hedged item is recognized in “Net trading income (loss)” in the consolidated income statements. If the hedge no longer meets the criteria for hedge accounting for reasons other than the derecognition of the hedged item, the adjustment to the hedged item for which the effective interest method is used is amortized to profit or loss over the period to maturity of the hedged item. When the hedged item is derecognized, the adjustment is recognized immediately in the consolidated income statements.
The tables below represent the amounts related to items designated as hedging instruments at March 31, 2025 and 2024.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2025			For the fiscal year ended March 31, 2025
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥9,345,733	¥121,920	¥420,524	¥(35,197)
Interest rate options	Derivative financial instruments	207,847	—	34,926	(3,758)

(1)
At March 31, 2025, the notional amount of interest rate swaps with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥8,247,877 million out of ¥9,345,733 million in total, and that of interest rate options with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥207,847 million, equal to the total notional amount.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2024			For the fiscal year ended March 31, 2024
		Notional amounts (1)	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Interest rate risk
Interest rate swaps	Derivative financial instruments	¥9,668,621	¥123,466	¥669,733	¥(339,667)
Interest rate options	Derivative financial instruments	210,349	—	35,274	(18,543)

(1)
At March 31, 2024, the notional amount of interest rate swaps with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥8,478,975 million out of ¥9,668,621 million in total, and that of interest rate options with remaining maturities of more than 12 months that are designated hedging instruments against interest rate risk is ¥210,349 million, equal to the total notional amount.

The amounts related to items designated as hedged items at March 31, 2025 and 2024 were as follows:

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2025	For the fiscal year ended March 31, 2025
		Carrying amounts	Change in value used for calculating hedge ineffectiveness

		(In millions)
Interest rate risk
Debt instruments at FVOCI	Investment securities	¥810,009	¥43,785
Debt securities in issue	Debt securities in issue	8,195,943	(6,919)
Borrowings	Borrowings	120,304	1,492

	Line item in the consolidated statements of financial position where the hedged item is included	At March 31, 2024	For the fiscal year ended March 31, 2024
		Carrying amounts	Change in value used for calculating hedge ineffectiveness

		(In millions)
Interest rate risk
Debt instruments at FVOCI	Investment securities	¥789,990	¥(11,612)
Debt securities in issue	Debt securities in issue	8,163,340	358,163
Borrowings	Borrowings	135,120	10,912
As for interest rate risk, the accumulated amounts of fair value hedge adjustments on the hedged items were a loss of ¥83,955 million and a loss of ¥114,126 million for assets, and were a profit of ¥411,761 million and a profit of ¥672,759 million for liabilities at March 31, 2025 and 2024, respectively. There were no balances remaining in the consolidated statements of financial position for any hedged items that had ceased to be adjusted for hedging gains and losses at March 31, 2025 and 2024.
As for interest rate risk, hedge ineffectiveness was included in “Net trading income (loss)” in the consolidated income statements, and amounted to a loss of ¥597 million and a loss of ¥747 million for the fiscal years ended March 31, 2025 and 2024, respectively.
Hedges of net investments in foreign operations
The Group applies hedge accounting of net investments in foreign operations to mitigate the foreign currency risk of exchange differences arising from the translation of net investments in foreign operations. The Group hedges the risk of changes in its equity, arising from the movement in the U.S. dollar exchange rate or other exchange rates against Japanese yen. Changes in foreign exchange rates would have an impact on the equity of the Group if it did not apply the hedge accounting.
The Group designates as hedging instruments foreign exchange forward contracts and foreign currency denominated financial liabilities. When the hedging instruments are foreign exchange forward contracts, the Group establishes a hedge ratio where the notional amounts on the foreign exchange forward contracts match the carrying amount of the hedged items. The Group designates as hedging instruments only the changes in the fair value of the spot element of the foreign exchange forward contracts, and assesses hedge effectiveness and calculates hedge ineffectiveness by comparing the changes in the carrying amounts of the hedging instruments that are attributable to a change in the spot rate with the changes in the net investments in foreign operations due to a movement in the spot rate. Therefore, the only sources of hedge ineffectiveness that is expected to arise from these hedging relationships are due to the effect of the counterparty or the Group’s own credit risk on the changes in the fair value of the hedging instruments. There are no other sources of hedge ineffectiveness in these hedge relationships.
When the hedging instruments are foreign currency denominated financial liabilities, the Group designates them as hedging instruments to the extent that the amounts do not exceed those of the hedged items, and establishes the hedge ratio by aligning the amounts of the hedging instruments with those of the hedged items. The Group assesses hedge effectiveness and calculates hedge ineffectiveness by comparing the changes in the carrying amounts of the liabilities that are attributable to a change in the spot rate with the changes in the net investments in foreign operations due to a movement in the spot rate. Therefore, no hedge ineffectiveness arises.
The effective portion of the gain or loss on the hedging instruments is recognized in other comprehensive income, whereas the ineffective portion of the gain or loss on the hedging instruments is recognized in “Net trading income (loss)” in the consolidated income statements. The cumulative gain or loss recognized in other comprehensive income is reclassified to profit or loss on the disposal or partial disposal of the foreign operations. On the other hand, changes in the fair value of the forward element of the foreign exchange forward contracts are recognized in “Net trading income (loss)” in the consolidated income statements because the Group designates as hedging instruments only the changes in the fair value of the spot element of the foreign exchange forward contracts, as stated above.
The tables below represents the amounts related to items designated as hedging instruments at March 31, 2025 and 2024.

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2025			For the fiscal year ended March 31, 2025
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥3,626,636	¥34,176	¥110,254	¥(14,745)
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	212,580	—	212,580	2,558

	Line item in the consolidated statements of financial position where the hedging instrument is included	At March 31, 2024			For the fiscal year ended March 31, 2024
		Nominal amounts	Carrying amounts		Change in value used for calculating hedge ineffectiveness
			Assets	Liabilities

		(In millions)
Foreign exchange forward contracts	Derivative financial instruments	¥3,479,863	¥18,991	¥306,775	¥(340,765)
Foreign currency denominated financial liabilities	Debt securities in issue, Borrowings, Deposits	329,985	—	329,985	(39,012)
The amounts related to items designated as hedged items for the fiscal years ended March 31, 2025 and 2024 were as follows:

	For the fiscal year ended March 31, 2025	At March 31, 2025
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve

	(In millions)
USD foreign operations	¥(18,370)	¥377,299
EUR foreign operations	(9,731)	300,761
THB foreign operations	25,100	104,381
Other foreign operations	15,188	103,639

Total	¥12,187	¥886,080

	For the fiscal year ended March 31, 2024	At March 31, 2024
	Change in value used for calculating hedge ineffectiveness	Translating foreign operations reserve

	(In millions)
USD foreign operations	¥189,332	¥395,670
EUR foreign operations	143,018	310,492
THB foreign operations	22,204	79,281
Other foreign operations	25,223	88,450

Total	¥379,777	¥873,893

The balances remaining in the foreign currency translation reserve from hedging relationships for which hedge accounting is no longer applied were ¥53,003 million and ¥2,496 million at March 31, 2025 and 2024, respectively.
Changes in the translating foreign operations reserve of ¥12,187 million and ¥379,777 million were offset by hedges of net investment in foreign operations for the fiscal years ended March 31, 2025 and 2024, respectively. There was no hedge ineffectiveness recognized in “Net trading income (loss)” for the fiscal years ended March 31, 2025 and 2024.
Credit Derivatives
The Group enters into credit derivatives to manage the risk of its commercial banking credit portfolio containing loans by hedging economically, as well as diversifying the credit exposure in the portfolio, and to undertake credit loss protection transactions based on the needs from customers as financial intermediation. The tables below provide the notional amounts and the fair value of credit derivatives by purpose of transactions at March 31, 2025 and 2024.

	$		$		$		$		$		$
	At March 31, 2025
	Protection purchased						Protection sold
	Notional amounts		Assets		Liabilities		Notional amounts		Assets		Liabilities

	(In millions)
Managing the Group’s credit risk portfolio		¥1,816,129		¥1,382		¥29,453		¥1,305,660		¥19,620		¥2,192
Trading purposes		89,647		214		2,853		98,676		2,063		12
Facilitating client transactions		38,000		157		306		970		2		—

Total		¥1,943,776		¥1,753		¥32,612		¥1,405,306		¥21,685		¥2,204

	$		$		$		$		$		$
	At March 31, 2024
	Protection purchased						Protection sold
	Notional amounts		Assets		Liabilities		Notional amounts		Assets		Liabilities

	(In millions)
Managing the Group’s credit risk portfolio		¥1,826,583		¥1,289		¥29,773		¥1,444,296		¥21,198		¥2,168
Trading purposes		30,707		—		426		—		—		—
Facilitating client transactions		32,500		168		393		3,670		25		—

Total		¥1,889,790		¥1,457		¥30,592		¥1,447,966		¥21,223		¥2,168

The following table summarizes the notional amounts of the Group’s credit derivative portfolio by type of counterparty at March 31, 2025 and 2024.

	At March 31, 2025		At March 31, 2024
	Protection purchased	Protection sold	Protection purchased	Protection sold

	(In millions)
Banks and broker-dealers	¥1,943,776	¥1,405,306	¥1,889,790	¥1,447,966
Insurance and other financial guaranty firms	—	—	—	—

Total	¥1,943,776	¥1,405,306	¥1,889,790	¥1,447,966